Net Interest Expense (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Interest Income Expense Net
Interest costs	$ 95
Interest costs capitalized	(44)
Interest expense, net of capitalized interest	51
Interest income	(3)
Net interest expense	$ 48